INVESTMENT SECURITIES - Narrative (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Nov. 01, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accrued interest, current			$ 457	$ 415
Accrued interest, current, statement of financial position			All other current assets (Note 9)	All other current assets (Note 9)
Debt securities in unrealized loss position, total			$ 21,482	$ 3,446
Debt securities in unrealized loss position, 12 months or more			3,275	644
Gross unrealized losses, 12 months or more			(835)	(42)
Gross unrealized losses			(3,143)	(92)
Net unrealized gains (losses) recorded to earnings			(40)	1,660	$ (1,671)
Proceeds from investment securities sales and early redemptions by issuers			7,267	6,665	5,059
Debt securities, realized gain			34	69	173
Debt securities, realized losses and impairments			(42)	(11)	(68)
Equity securities without readily determinable fair values			614	367
Fair value adjustments, including impairment			(11)	20	(140)
Assets held by insurance regulators			800
Assets held in trust accounts, reinsurance agreements			29,700
Increase in funds held in trust accounts		$ 2,300
AerCap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net unrealized gains (losses) recorded to earnings			$ (865)	711	$ 0
Baker Hughes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, ownership percentage			1.00%
Equity securities, remaining interest (in shares)			7.0
Discontinued operations | GECAS | AerCap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Consideration, stock transaction (in shares)	111.5
Equity securities, ownership percentage	46.00%
U.S. corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross unrealized losses			$ (2,164)	$ (33)
CMBS
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross unrealized losses			(182)
Asset-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross unrealized losses			$ (106)